Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Disclosure of income expense
The following table summarises the major components of income tax expense for the periods presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Current tax:
Current tax charge	460	323	230
Adjustment in respect of current tax from prior periods	(37)	(53)	3
Total current tax	423	270	233
Deferred tax:
Relating to the origination and reversal of temporary differences	35	6	(73)
Adjustment in respect of deferred income tax from prior periods	(22)	(9)	(6)
Relating to changes in tax rates or the imposition of new taxes	—	127	43
Total deferred tax	13	124	(36)
Income tax charge per the consolidated income statement	436	394	197

Disclosure of income tax relating to components of other comprehensive income
The following table summarises the taxes on items recognised in other comprehensive income (OCI) and directly within equity for the periods presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	(20)	63	(4)
Deferred tax on net gain/loss on pension plan remeasurements	(11)	63	(16)
Current tax on net gain/loss on pension plan remeasurements	—	1	—
Total taxes charged/(credited) to OCI	(31)	127	(20)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): share-based compensation	(2)	(3)	1
Current tax charge/(credit): share-based compensation	(8)	—	(3)
Total taxes charged/(credited) to equity	(10)	(3)	(2)

Disclosure of effective income tax rate reconciliation	The parent company of the Group is a UK company.
Accordingly, the following tables provide reconciliations of the Group’s income tax expense at the UK statutory tax rate to the actual income tax expense for the periods presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Accounting profit before tax from continuing operations	1,957	1,382	695

Tax expense at the UK statutory rate	371	262	132
Taxation of foreign operations, net(A)	115	72	23
Non-deductible expense items for tax purposes	2	2	6
Rate and law change impact, net(B)(C)(D)	—	127	43
Deferred taxes not recognised	7	(7)	(4)
Adjustment in respect of prior periods(E)	(59)	(62)	(3)
Total provision for income taxes	436	394	197
(A)This reflects the impact, net of income tax contingencies, of having operations outside the UK, which are taxed at rates other than the statutory UK rate of 19% (2021: 19%, 2020: 19%). In prior periods, this included the benefit of some income being fully or partially exempt from income taxes due to various operating and financing activities.
(B)In 2021, the UK enacted a law change that increased its tax rate to 25% with effect from 1 April 2023. The Group recognised a deferred tax expense of €123 million to reflect the impact of this change.
(C)In 2021, the Netherlands enacted a law change that increased its tax rate to 25.8% with effect from 1 January 2022. The Group recognised a deferred tax expense of €2 million to reflect the impact of this change.
(D)In 2021, Indonesia enacted a law change that retained its tax rate of 22% with effect from 1 January 2022, reversing a previously enacted decrease to 20%. The Group recognised a deferred tax expense of €2 million to reflect the impact of this change.
(E)The prior year adjustment is principally due to the reassessment of our uncertain tax positions and release of tax reserves that are no longer required primarily due to expiration of statute of limitations.
Disclosure of deferred tax liabilities and assets
The following table summarises the movements in the carrying amounts of deferred tax liabilities and assets by significant component during the periods presented:

	Franchise and other intangible assets	Property, plant and equipment	Financial assets and liabilities	Tax losses	Employee and retiree benefit accruals	Tax credits	Other, net	Total, net
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
As at 31 December 2020	1,982	187	(6)	(6)	(89)	(10)	49	2,107
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	1	2	(1)	(4)	8	(2)	(7)	(3)
Effect of tax rate changes on income statement	106	8	1	—	12	—	—	127
Amounts charged/(credited) directly to OCI	—	—	63	—	63	—	—	126
Amount charged/(credited) to equity	—	—	—	—	(3)	—	—	(3)
Acquired through business combinations	1,174	51	(19)	(4)	(6)	—	(20)	1,176
Effect of movements in foreign exchange	22	3	(2)	—	1	—	3	27
As at 31 December 2021	3,285	251	36	(14)	(14)	(12)	25	3,557
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(4)	(11)	5	7	5	—	11	13
Amounts charged/(credited) directly to OCI	—	—	(20)	—	(11)	—	—	(31)
Amount charged/(credited) to equity	—	—	—	—	(2)	—	—	(2)
Acquired through business combinations	(4)	2	—	—	—	—	—	(2)
Balance sheet reclassifications	(1)	(2)	(1)	(4)	—	—	4	(4)
Effect of movements in foreign exchange	(22)	(4)	(3)	—	(1)	—	(9)	(39)
As at 31 December 2022	3,254	236	17	(11)	(23)	(12)	31	3,492
Analysed as follows:
Deferred tax asset								(21)
Deferred tax liability								3,513

Disclosure of maturity of unrecognized tax losses, tax credits and deductible temporary differences
The gross and tax effected amounts including expiry dates, where applicable, of unrecognised losses, tax credits and deductible temporary differences available for carry forward are as follows:

	Year ended 31 December
	2022		2021		2020
	€ million		€ million		€ million
	Gross amount	Tax effected	Gross amount	Tax effected	Gross amount	Tax effected
Tax losses expiring:
Within 10 years	—	—	—	—	7	2
Beyond 10 years	3	1	—	—	—	—
No time limit	1,799	330	1,803	310	1,802	278
	1,802	331	1,803	310	1,809	280
Tax credits expiring:
Within 10 years	58	58	100	100	122	122
Beyond 10 years	43	43	45	45	47	47
No time limit	—	—	—	—	—	—
	101	101	145	145	169	169
Deductible temporary differences
No time limit	79	20	53	11	65	14
	79	20	53	11	65	14
Total	1,982	452	2,001	466	2,043	463
As at 31 December 2022, no deferred tax liability has been recognised in respect of €309 million of unremitted earnings in subsidiaries, associates and joint ventures.